PGIM S&P 500 Quarterly Buffer 15 ETF Investment Objectives and Goals - PGIM S&P 500 Quarterly Buffer 15 ETF	Jun. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY: PGIM S&P 500 Quarterly Buffer 15 ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to provide investors with returns that match the price return of the State Street® SPDR® S&P 500® ETF Trust up to a predetermined upside cap while providing a downside buffer against the first 15% (before fees and expenses) of the State Street® SPDR® S&P 500® ETF Trust’s losses over an approximate three-month Target Outcome Period. In seeking to achieve this investment objective, the Fund’s upside cap over the period July 1, 2026 through September 30, 2026 is anticipated to be between 1.5% and 3.5% (before fees and expenses) and anticipated to be between 1.374% and 3.374% (after taking into account the Fund’s unitary management fee). The cap is established at the beginning of each Target Outcome Period and there is no guarantee that the cap will be within the anticipated range. The actual cap may be higher or lower than the anticipated range, depending upon market conditions at the time the cap is established. Investors are encouraged to visit their Fund’s website (https://www.pgim.com/investments/etf-buffer-fund) on the first day of a Target Outcome Period (or the first business day thereafter) to obtain information on the cap for the Target Outcome Period.